ORGANIZATION AND BUSINESS BACKGROUND (Details Textual) - USD ($) $ in Thousands	6 Months Ended
	Dec. 31, 2018	Jun. 30, 2018
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Description	In November 2015, CECL was established in Doha, Qatar, by CCPL, a wholly-owned subsidiary of the Company incorporated under the laws of Singapore, and a Qatar citizen as a nominee shareholder, with 49% and 51% of equity interest in CECL, respectively.
Percentage Of Variable Returns Loss Attributable To CCPL	95.00%
Subsidiaries [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Due to Affiliate, Current	$ 469	$ 299
Due from Affiliate, Current	$ 938	$ 5,443